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World Core Equity Portfolio
World Core Equity Portfolio
Investment Objective
The investment objective of the World Core Equity Portfolio (the “Portfolio”) is to achieve long-term capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the World Core Equity Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay eachyear as a percentage of the value of your investment)
Annual Fund Operating Expenses	World Core Equity Portfolio Institutional Class
Management Fee	0.22%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.19%	[1]
Total Annual Fund Operating Expenses	0.44%	[1]
Fee Waiver and/or Expense Reimbursement	0.17%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.27%
[1]	The “Acquired Fund Fees and Expenses” and “Total Annual Fund Operating Expenses” have been restated to reflect current fees.
[2]	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the World Core Equity Portfolio. The Amended and Restated Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2024, and may only be terminated by the Fund’s Board of Directors prior to that date. The Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the World Core Equity Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
World Core Equity Portfolio | Institutional Class | USD ($)	28	124	229	538

PORTFOLIO TURNOVER

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The World Core Equity Portfolio does not pay transaction costs when buying and selling shares of other mutual funds (the “Underlying Funds”); however, the

Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 8% based on the weighted average portfolio turnover ratios of each of the Portfolio’s underlying investments.

Principal Investment Strategies

The World Core Equity Portfolio is a “fund of funds,” which means that the Portfolio generally allocates its assets among other mutual funds managed by the Advisor although it also has the ability to invest directly in securities. To achieve the Portfolio’s and the Underlying Funds’ investment objectives, the Advisor implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Portfolio’s and the Underlying Funds’ designs emphasize long-term drivers of expected returns identified by the Advisor’s research, while balancing risk through broad diversification across companies and sectors. The Advisor’s portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The World Core Equity Portfolio is designed to provide exposure to a broad portfolio of securities of both U.S. companies and non-U.S. companies associated with countries with developed and emerging markets, which may include frontier markets (emerging markets in an earlier stage of development), by primarily purchasing shares of U.S. Core Equity 1 Portfolio, International Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the “Underlying Funds”). Certain Underlying Funds may emphasize securities of smaller, lower relative price, and higher profitability companies. The Portfolio may have exposure to companies in all the market capitalization ranges.

The World Core Equity Portfolio typically allocates its investments among the Underlying Funds in the following manner: 35% to 80% in the U.S. Core Equity 1 Portfolio; 15% to 55% in the International Core Equity Portfolio; and 5% to 20% in the Emerging Markets Core Equity Portfolio. Allocations by the Portfolio among the Underlying Funds within the ranges described above are determined by the relative value of the eligible universe of companies of the Underlying Funds. Periodically, the Advisor will review the allocations for the Portfolio in each Underlying Fund and may adjust allocations to the Underlying Funds or may add or remove Underlying Funds in the Portfolio without notice to shareholders.

As a non-fundamental policy, under normal circumstances, at least 80% of the World Core Equity Portfolio’s net assets will be invested directly, or indirectly through its investment in the Underlying Funds, in equity securities.

The Advisor may also increase or reduce the World Core Equity Portfolio’s and/or Underlying Funds’ exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company’s price momentum and investment characteristics. In assessing a company’s investment characteristics, the Advisor considers ratios such as recent changes in assets divided by total assets. The criteria the Advisor uses for assessing a company’s investment characteristics are subject to change from time to time. In addition, the Advisor seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The World Core Equity Portfolio and each Underlying Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Portfolio or Underlying Fund. Because many of the Portfolio’s and certain Underlying Funds’ investments may be denominated in foreign currencies, the Portfolio and certain Underlying Funds may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Portfolio and each Underlying Fund may invest in exchange-traded funds (ETFs) for the purposes of gaining exposure to the equity markets, while maintaining liquidity. In addition to money market instruments and other short-term investments, the Portfolio and each Underlying Fund may invest in affiliated and unaffiliated registered and unregistered money market funds. The Portfolio and Underlying Funds may invest in such money market funds and other short-term investments to manage cash pending investment in other securities or to maintain liquidity for the payment of redemptions or other purposes. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

The World Core Equity Portfolio and Underlying Funds may lend their portfolio securities to generate additional income.

A summary of the investment strategies and policies of the Underlying Funds in which the World Core Equity Portfolio invests as of the date of this Prospectus (other than the Underlying Funds that are included elsewhere in the Portfolio’s Prospectus) is described in the Portfolio’s Prospectus in the section entitled “ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES AND POLICIES”.

Principal Risks

Because the value of your investment in the World Core Equity Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Fund of Funds Risk: The investment performance of the Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds’ investments. The risks of the Portfolio’s and Underlying Funds’ investments are described below.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the Portfolio or Underlying Fund that owns them, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Underlying Funds do not hedge foreign currency risk.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Depositary receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

Small and Mid-Cap Company Risk: Securities of small and mid-cap companies are often less liquid than those of large companies and this could make it difficult to sell a small or mid-cap company security at a desired time or price. As a result, small and mid-cap company stocks may fluctuate relatively more in price. In general, small and mid-capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Profitability Investment Risk: High relative profitability stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio or an Underlying Fund to at times underperform equity funds that use other investment strategies.

Value Investment Risk: Value stocks may perform differently from the market as a whole and an investment strategy purchasing these securities may cause the Portfolio or an Underlying Fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. Value stocks also may underperform the market for long periods of time.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the Portfolio or an Underlying Fund uses derivatives, the Portfolio or Underlying Fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio or Underlying Fund could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an Underlying Fund may lose money and there may be a delay in recovering the loaned securities. An Underlying Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Advisor’s control, including instances at third parties. The Portfolio and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: The Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.

Performance

The bar chart and table immediately following illustrate the variability of the World Core Equity Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the World Core Equity Portfolio’s are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

World Core Equity Portfolio Institutional Class Shares—Total Returns

January 2013-December 2022

Highest Quarter 20.88% (4/20–6/20)	Lowest Quarter -25.82% (1/20–3/20)

Annualized Returns (%)Periods ending December 31, 2022
Average Annual Returns - World Core Equity Portfolio	1 Year	5 Years	10 Years
Institutional Class	(14.82%)	5.06%	8.66%
After Taxes on Distributions | Institutional Class	(15.55%)	4.44%	7.99%
After Taxes on Distributions and Sale of Portfolio Shares | Institutional Class	(8.30%)	3.90%	6.94%
MSCI All Country World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	(18.36%)	5.23%	7.98%